GENERAL	6 Months Ended
Jun. 30, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") and its subsidiaries develop, market, sell and support information availability software solutions that enable access, sharing, replication, management, consolidation and distribution of data, including Big Data, across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance, consulting, and other related services for its products.

On December 18, 2013, the Company completed, through the Company's wholly owned subsidiary, Attunity Inc., the acquisition of 100% of the shares of Hayes Technology Group, Inc. ("Hayes"), a U.S.-based provider of data replication software solutions for SAP environments.